PGIM Target Date 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 97.0%
Affiliated Exchange-Traded Fund 25.3%
Fixed Income
PGIM Total Return Bond ETF (cost $7,333,909)	174,088	$7,236,838
Affiliated Mutual Funds 71.7%
Domestic Equity 21.4%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	110,319	5,558,968
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	53,232	578,637
		6,137,605
Fixed Income 36.0%
PGIM Core Conservative Bond Fund (Class R6)	346,093	2,983,325
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	152,281	1,423,826
PGIM TIPS Fund (Class R6)	701,496	5,913,614
		10,320,765
International Equity 14.3%
PGIM Global Real Estate Fund (Class R6)	88,851	2,028,470
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	115,541	2,069,339
		4,097,809

Total Affiliated Mutual Funds (cost $16,821,332)		20,556,179

Total Long-Term Investments (cost $24,155,241)		27,793,017

Short-Term Investment 5.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,601,963)	1,601,963	1,601,963

TOTAL INVESTMENTS 102.6% (cost $25,757,204)(wa)		29,394,980
Liabilities in excess of other assets (2.6)%		(749,610)

Net Assets 100.0%		$28,645,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2020 Fund